Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Non-current assets
Property, plant and equipment, net	$ 72,638	$ 70,335		$ 74,915
Right-of-use assets	40,167	43,195		38,296
Goodwill	6,803	6,863		7,020
Intangible assets	30,171	27,583		23,201
Investments in joint ventures	2,443	2,460		1,390
Other financial assets	256	761		1,131
Deferred tax assets	7,067	21,769		16,215
Other assets	4,531	1,870		3,111
Total non-current assets	164,076	174,836		165,279
Current assets
Cash	72,112	4,229	[2]	2,042	[2]
Trade and other receivables, net	117,449	96,493		96,466
Inventories, net	79,430	64,284		65,002
Amounts owed by related parties	1,147	2,562		2,144
Current tax assets	22,082	16,774		6,697
Other current assets	5,839	360		98
Total current assets	298,059	184,702		172,449
Total assets	462,135	359,538		337,728
Equity (Deficit)
Share capital	1,011	2,001		2,001
Share premium	377,677	54,412		54,412
Reserves	42,749	39,897		28,681
Accumulated deficit	(431,059)	(327,344)		(305,634)
Accumulated other comprehensive loss	(27,778)	(24,421)		(23,753)
Equity (deficit) attributable to owners of the company	(37,400)	(255,455)		(244,293)
Non-controlling interest	(940)	777		346
Total equity (deficit)	(38,340)	(254,678)		(243,947)
Non-Current liabilities
Borrowings	178,720	339,738		320,462
Amounts owed to related parties		12,163
Warrant liabilities	23,112
Shares held in escrow	101,859
Deferred tax liabilities	6,070	18,890		7,659
Other liabilities	2,750	3,797		5,077
Total non-current liabilities	312,511	374,588		333,198
Current liabilities
Borrowings	74,646	114,780		99,975
Trade and other payables, net	85,381	94,116		104,608
Amounts owed to related parties	8,450	8,459		25,091
Current tax liabilities	11,756	9,393		7,542
Provisions	501	1,829		2,276
Other liabilities	7,230	11,051		8,985
Total current liabilities	187,964	239,628		248,477
Total liabilities and stockholders’ equity (deficit)	$ 462,135	$ 359,538		$ 337,728

[1]	Refer to Note 2.4
[2]	Refer to Note 2.4